Right of Use Assets and Lease Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of right of use assets and lease liabilities explanatory [Abstract]
Increase right of use assets	¥ 116,298	¥ 110,996
Total cash outflows for lessee leases	¥ 172,112	¥ 149,521